Debt - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Nov. 24, 2023	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 714	$ 709	$ 704
Interest expense			$ 36	35
Senior notes
Disclosure of detailed information about borrowings [line items]
Effective interest rate						5.52%
Senior note maturing December 2027
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 283
Interest rate on borrowings			4.63%			4.63%
Borrowings outstanding			$ 278	276	274
Senior note maturing August 2031
Disclosure of detailed information about borrowings [line items]
Borrowings recognized as of acquisition date						$ 500
Interest rate on borrowings			2.63%			2.63%
Borrowings outstanding			$ 430	420	410
SL-Credit Facility
Disclosure of detailed information about borrowings [line items]
Galleon Gold Credit Facility			750
Accordion feature			250
Standby charges on undrawn amounts			2	2
SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.23%
SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Stand-by fee percentage	0.46%
Construction Loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding			$ 6	$ 13	$ 20
June 2021 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings			3.60%
Borrowings, term		5 years
May 2022 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings			2.15%
SOFR | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.25%
SOFR | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	2.40%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	0.15%
Bank of Nova Scotia's Base Rate | SL-Credit Facility | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to base interest rate	1.30%